UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska, 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/10

Item 1.  Reports to Stockholders.

   Incline Capital Trend Following Fund

Ticker Symbol: ICTAX

Semi - Annual Report

July 31, 2010

Investor Information: 1-866-99-ILSCX

(1-866-994-5729)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Incline Capital Long/Short Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

INCLINE CAPITAL

4741 Caughlin Pkwy, Suite 2 - Reno, NV 89519

Dear Fellow Shareholders,

It is again a high honor to be writing to you on behalf of the Incline Capital Trend Following Fund.

Much like the second half of 2007 the markets have again been extremely choppy through the first half of 2010. Stocks for example were up roughly 10% through late April, only to find themselves *down* roughly 10% by the fourth of July. A swing wide enough for some to consider it a 'bear market'.

Our trend following models have done a good job of avoiding the choppiness in stocks, which is one of their goals. More specifically, the fund has averaged a net exposure of only 45% net long through 7/31/10 – much of which was invested in bonds. One benefit being, that the fund has traded in a range roughly half as wide as that of the S&P 500 on the year.

Opinions among professionals remain quite divided on where the markets are headed from here. While we do have some of our own, no one has a crystal ball. In fact, it is *because* of the uncertain nature of the financial markets that we designed the Incline Capital Trend Following Fund to follow trends in the markets as they develop.

This is very different from the vast majority of mutual funds available today which make their investment decisions based on either: 1) the *'value'* a company offers relative to its peers, or 2) predictions on how a company will perform in the future. We on the other hand, believe that taking a "top down" approach to investing is absolutely critical, and that the most effective way to manage the risk inherent in financial markets is to be out of them when their trend is uncertain.

Looking over the short term, both the Incline Capital Trend Following Fund and our Smart Switch Index® have significantly underperformed our benchmark. Again, while you cannot invest directly in an index, we do invest alongside the Smart Switch Index® as closely as possible.

Since inception in Sep'06 however, our Smart Switch Index®:

Hypothetical Growth of $10,000
9/30/06 - 7/31/10

$15,000
$12,500
$10,000
$7,500
$5,000
$12,919
$8,956
S&P500 TR
Smart Switch
Sep'06
Mar'07
Sep'07
Mar'08
Sep'08
Mar'09
Sep'09
Mar'10
Sep'10

The chart reflects the performance of a hypothetical $10,000 investment made in the indices from 9/30/2006 – 7/31/2010 and assumes the reinvestment of dividends and capital gains. The S&P 500 is a widely recognized unmanaged index of stock prices; one cannot invest directly in an index. Past performance is no guarantee of future results, and the Smart Switch Index® does not account for management fees or brokerage commissions.

1. Captured a good portion of the gains in stocks from Sep'06 through the Oct'07
2. Exited stocks the early phase of what became one of the most devastating bear markets in history
3. Re-entered stocks on the long side in early 2009, capturing a portion of the market's gains since the Mar'09 bottom
4. Returned a total of 28% to investors during a period in which the S&P 500 returned -16%.

This translates to an annual performance advantage of 9.74% over the S&P 500 since inception – with far less volatility.

	As of 7/31/10		
Fund & Index Performance	YTD	Since Fund Inception [a]	Since Index Inception [b]
Incline Capital Trend Following Fund	-4.38%	2.15%	N/A
S&P 500 Index	-0.11%	30.05%	-2.83%
Incline Smart Switch Index®	-1.91%	3.89%	6.91%
Fund expenses: 2.45%	a: Fund launched: 3/31/09 b: Inception of Smart Switch Index™: 9/30/06		

Going forward, we don't pretend to know exactly where the markets are headed. Instead, we will vigilantly monitor the *actual* trends in the markets, and do our best to stay on the right side of them.

As always, we greatly appreciate the trust and confidence you have placed in us, and will continue to take the responsibility of managing your hard-earned assets with the utmost in dedication and care.

Warmest regards,

Mike Hurley, CMT
Portfolio Manager – Incline Capital Trend Following Fund (ICTAX)
September 2010

1460-NLD-10/8/2010

www.inclinefunds.com Phone: 775-657-9841 FAX: 775-657-9843

Incline Capital Trend Following Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2010
Shares		Market Value

	EXCHANGE TRADED FUNDS - 55.33%
44,000	iShares Barclays 20+ Year Treasury Bond Fund	$ 4,421,120
22,000	iShares Russell 1000 Growth Index Fund	1,075,800
31,000	iShares Russell 2000 Growth Index Fund	2,194,800
18,000	iShares Russell 2000 Value Index Fund	1,093,680
37,000	ProShares Short MSCI EAFE	2,144,150
30,000	ProShares Short MSCI Emerging Markets	1,090,800
	TOTAL EXCHANGE TRADED FUNDS	12,020,350
	( Cost - $11,815,300)

	SHORT-TERM INVESTMENTS - 45.19%
	MONEY MARKET FUNDs - 45.19%
3,272,657	AIM STIT - Liquid Assets Portfolio, 0.18% +	3,272,657
3,272,625	AIM STIT-STIC Prime Portfolio, 0.12% +	3,272,625
3,272,643	Fifth Third Institutional Money Market Fund, 0.05% +	3,272,643
	TOTAL SHORT-TERM INVESTMENTS	9,817,925
	( Cost - $9,817,925)

	TOTAL INVESTMENTS - 100.52%
	( Cost - $21,633,225)	21,838,275
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.52%)	(111,986)
	NET ASSETS - 100.00%	$ 21,726,289

+Reflects yield at July 31, 2010

The accompanying notes are an integral part of these financial statements.

Incline Capital Trend Following Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2010

Assets:
Investments in Securities at Market Value (identified cost $21,633,225)	$ 21,838,275
Dividends and Interest Receivable	904
Receivable for Securities Sold	1,097,008
Receivable for Fund Shares Sold	931
Prepaid Expenses and Other Assets	8,284
Total Assets	22,945,402

Liabilities:
Payable for Securities Purchased	1,158,101
Payable for Fund Shares Redeemed	903
Accrued Advisory Fees	19,923
Accrued Distribution Fees	4,523
Payable to Other Affiliates	8,374
Accrued Expenses and Other Liabilities	27,289
Total Liabilities	1,219,113

Net Assets (Unlimited shares of no par value interest authorized;
2,119,800 shares outstanding)	$ 21,726,289

Class A Shares:
Net Asset Value, Offering and Redemption Price Per Share
($21,726,289 / 2,119,800 shares of beneficial interest outstanding)	$ 10.25
Offering Price Per Share ($10.25/.9425)	$ 10.88

Composition of Net Assets:
At July 31, 2010, Net Assets consisted of:
Paid-in-Capital	$ 22,274,939
Accumulated Net Investment Loss	(193,288)
Accumulated Net Realized Loss From Security Transactions	(560,412)
Net Unrealized Appreciation on Investments	205,050
Net Assets	$ 21,726,289

The accompanying notes are an integral part of these financial statements.

Incline Capital Trend Following Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ending July 31, 2010

Investment Income:
Dividend Income	$ 76,919
Interest Income	4,076
Total Investment Income	80,995

Expenses:
Investment Advisory Fees	219,422
Distribution Fees	30,475
Administration Fees	18,097
Fund Accounting Fees	13,119
Transfer Agent Fees	11,567
Legal Fees	11,398
Audit Fees	8,824
Chief Compliance Officer Fees	8,631
Registration & Filing Fees	7,398
Custody Fees	6,165
Printing Expense	6,165
Trustees' Fees	2,713
Insurance Expense	1,233
Miscellaneous Expenses	1,987
Total Expenses	347,194
Less: Fees Waived by Adviser	(72,911)
Net Expenses	274,283
Net Investment Loss	(193,288)

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(666,772)
Net Change in Unrealized Appreciation on Investments	163,469
Net Realized and Unrealized Loss on Investments	(503,303)

Net Decrease in Net Assets Resulting From Operations	$ (696,591)

**The Fund commenced operations on March 31, 2009

The accompanying notes are an integral part of these financial statements.

Incline Capital Trend Following Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six	Period
	Months Ended	ended
	July 31, 2010	January 31, 2010**
Operations:	(Unaudited)
Net Investment Loss	$ (193,288)	$ (118,171)
Net Realized Gain (Loss) on Investments	(666,772)	314,136
Net Change in Unrealized Appreciation on Investments	163,469	41,581

Net Increase (Decrease) in Net Assets
Resulting From Operations	(696,591)	237,546

Distributions to Shareholders From:
Net Realized Gains ($0.00 and $0.04 per share)	-	(89,605)

Beneficial Interest Transactions:
Proceeds from Shares Issued (528,311 and 2,615,863 shares, respectively)	5,636,581	27,504,887
Distributions Reinvested (0 and 8,343 shares, respectively)	-	89,605
Cost of Shares Redeemed (889,873 and 142,844 shares, respectively)	(9,467,234)	(1,488,900)
Total Beneficial Interest Transactions	(3,830,653)	26,105,592

Increase (Decrease) in Net Assets	(4,527,244)	26,253,533

Net Assets:
Beginning of Period	26,253,533	-
End of Period
	$ 21,726,289	$ 26,253,533
______
**The Fund commenced operations on March 31, 2009

The accompanying notes are an integral part of these financial statements.

Incline Capital Trend Following Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Six Months		Period
	Ended		Ended
	July 31, 2010		January 31, 2010**
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.58		$ 10.00

Increase From Operations:
Net investment gain (loss) (a)	(0.08)		(0.14)
Net gain (loss) from securities
(both realized and unrealized)	(0.25)		0.76
Total from operations	(0.33)		0.62

Distributions to shareholders from:
Net realized gains	-		(0.04)

Net Asset Value, End of Period	$ 10.25		$ 10.58

Total Return (b)	(3.12)%		6.19%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 21,726		$ 26,254
Ratio of expenses to average net assets, (d)
before reimbursement	2.83%	(c)	3.72%	(c)
net of reimbursement	2.25%	(c)	2.25%	(c)
Ratio of net investment loss to average net assets	(1.58)%	(c)	(1.54)%	(c)
Portfolio turnover rate	190%		626%

__________
**The Fund commenced operations on March 31, 2009
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Does not include expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Incline Capital Trend Following Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2010

1.

ORGANIZATION

Incline Capital Trend Following Fund (the “Fund”), previously the Incline Capital Long/Short Fund, is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek long-term capital appreciation across a wide variety of market conditions with a secondary objective of capital preservation during adverse market conditions. The Fund commenced operations on March 31, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Incline Capital Trend Following Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2010

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 12,020,350	$ -	$ -	$ 12,020,350
Short-Term Investments	9,817,925	-	-	9,817,925
Total	$ 21,838,275	$ -	$ -	$ 21,838,275

                                                            The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into

Incline Capital Trend Following Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2010

contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Other - The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the six months ended July 31, 2010, the Fund did not hold any derivative instruments.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Incline Capital, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.80% of the average daily net assets of the Fund.  For the six months ended July 31, 2010, the Adviser earned advisory fees of $219,422.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until May 31, 2011, so that the total annual operating expenses of the Fund do not exceed 2.25% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended July 31, 2010, the Adviser waived fees of $72,911.  Cumulative expenses subject to recapture by the Adviser amounted to $185,183, and will expire on January 31 of the years indicated below:

2013	2014
$112,272	$72,911

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting and transfer agency services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the

greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $24,300 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Incline Capital Trend Following Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2010

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $16,200 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2010, the Fund incurred expenses of $8,631 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended July 31, 2010, GemCom received $3,743 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, Class A Shares may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the six months ended July 31, 2010, the Fund incurred distribution fees of $30,475.

Trustees – Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended July 31, 2010 amounted to $27,802,232 and $20,537,609, respectively.

5.             DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The cost basis of securities for financial reporting purposes was $21,633,225.  Gross unrealized appreciation and depreciation on investments as of July 31, 2010 aggregated $454,881 and $249,831, respectively.

Incline Capital Trend Following Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2010

The tax character of Fund distributions for the following period was as follows:

The difference between the book basis and tax basis character of distributions as of January 31, 2010 is attributable to the reclass of short-term capital gains to ordinary income.

As of January 31, 2010, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis undistributed ordinary income is attributable to the tax treatment of short-term capital gains.

Permanent book and tax differences, attributable to net operating losses and partnership adjustments, resulted in reclassification for the period ended January 31, 2010 as follows: a decrease in accumulated net investment losses of $118,171 and a decrease in accumulated net realized gain from security transactions of $118,171.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

7.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of July 31, 2010, Charles Schwab & Co., an account holding shares for the benefit of others in nominee name, held approximately 68% of the voting securities of the Incline Capital Trend Following Fund.

Incline Capital Trend Following Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2010

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/10)	Ending Account Value (7/31/10)	Expenses Paid During the Period (2/1/10 to 7/31/10)
Actual	$1,000.00	$ 968.81	$10.98
Hypothetical (5% return before expenses)	$1,000.00	$1,013.64	$11.23

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ended July 31, 2010).

PORTFOLIO ANALYSIS (Unaudited) As of July 31, 2010
Percent of Net Assets
Exchange Traded Funds	55.33%
Short-Term Investments	45.19%
Liabilities in Excess of Other Assets	(0.52)%
Total	100.00%

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

Investment Adviser

Incline Capital, LLC

4741 Caughlin Parkway, Suite 2

Reno, NV 89519

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-99-ILSCX (1-866-994-5729) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-99-ILSCX (1-866-994-5729)

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/08/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/08/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/08/10